Assumptions Used in Black-Scholes Option Pricing Model (Detail) (Intrexon Stock Option Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility, Maximum	76.00%	72.00%
Expected volatility, Minimum	71.00%	68.00%
Expected term (years)	6 years
Risk-free interest rate, Maximum	1.10%	2.51%
Risk-free interest rate, Minimum	0.80%	1.34%
Maximum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (years)		6 years 2 months 23 days
Minimum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (years)		5 years 4 months 13 days